Ownership (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 01, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) Vote EquityInstruments $ / shares	Dec. 31, 2020 USD ($)
Noncontrolling Interest
Vote per units | Vote		1
CEP Units
Noncontrolling Interest
Number of classes of units | EquityInstruments		2
Liquidation preference (in dollars per unit) | $ / shares		$ 1.00
Incremental price percentage		10.00%
Distribution per unit		$ 0
Dividend percentage		10.00%
Conversion ratio		1
Series A CEP Units
Noncontrolling Interest
Number of shares issued, value	$ 17,000
Liquidation preference		$ 24,100	$ 18,500
Series B CEP Units
Noncontrolling Interest
Share price (in dollars per share) | $ / shares	$ 1.00
Liquidation preference		$ 100